FINANCIAL ASSETS AND LIABILITIES - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [abstract]
Beginning balance	R$ (154,618)	R$ (115,052)
Business combination		(31,923)
Provision / reversal	(31,053)	(28,463)
Foreign exchange	1,353	(4,905)
Write-offs	23,210	25,725
Ending balance	R$ (161,108)	R$ (154,618)